Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS [Abstract]
Summary of stock based awards

Options	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Outstanding as of December 31, 2017	790,458	$29.8	3.80	$7,539
Vested at December 31, 2017	136,011	—	—	—
Exercisable at December 31, 2017	136,011	—	—	—
Forfeited or expired	(128,481)	—	—	(1,843)
Granted	—	—	—	—
Outstanding as of December 31, 2018	661,977	$28.2	3.36	$5,696
Vested at December 31, 2018	116,667	—	—	—
Exercisable at December 31, 2018	116,667	—	—	—
Forfeited or expired	(132,209)	—	—	(682)
Outstanding as of December 31, 2019	529,768	26.6	2.96	5,014
Vested at December 31, 2019	83,333	—	—	—
Exercisable at December 31, 2019	83,333	—	—	—
Forfeited or expired	(67,475)	—	—	(1,199)
Outstanding as of December 31, 2020	462,293	17.9	2.25	3,815
Restricted stock and restricted stock units
Non Vested as of December 31, 2017	701,731	$—	3.09	$9,059
Granted	287,500	—	—	863
Vested	(279,071)	—	—	(3,425)
Forfeited or expired	(450)	—	—	(7)
Non Vested as of December 31, 2018	709,710	$—	3.11	$6,490
Granted	167,515	—	—	476
Vested	(180,469)	—	—	(1,595)
Forfeited or expired	(3,367)	—	—	(42)
Non Vested as of December 31, 2019	693,389	$—	2.32	$5,329
Granted	—	—	—	—
Vested	(309,664)	—	—	(2,858)
Forfeited or expired	(1,345)	—	—	(17)
Non Vested as of December 31, 2020	382,380	$—	1.72	2,453